Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue
Revenue	$ 653.2	$ 675.0
Revenue-based royalties
Revenue
Revenue	197.9	155.8
Streams
Revenue
Revenue	371.7	443.3
Profit-based royalties
Revenue
Revenue	44.0	37.0
Other
Revenue
Revenue	39.6	38.9
Gold
Revenue
Revenue	435.8	467.2
Provisional price adjustment	1.3
Silver
Revenue
Revenue	78.2	98.1
Platinum-group metals
Revenue
Revenue	39.1	44.5
Provisional price adjustment	2.4
Other mining commodities
Revenue
Revenue	14.0	18.2
Energy
Revenue
Revenue	86.1	47.0
Latin American
Revenue
Revenue	268.3	326.0
United States
Revenue
Revenue	137.2	100.2
Canada
Revenue
Revenue	122.6	125.5
Rest of World
Revenue
Revenue	$ 125.1	$ 123.3